Acquisitions - Narrative (Details) $ in Thousands		3 Months Ended											9 Months Ended	12 Months Ended
	May 01, 2018 USD ($) shares	Mar. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	[1],[2],[3]	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2016	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Net income		$ 209,326	[1],[2],[3]	$ 159,953	$ 142,938	$ 139,139	$ 143,196		$ 135,700	$ 133,660	$ 131,859	$ 136,735		$ 585,226	[4],[5],[6]	$ 537,954	[4],[5],[6]	$ 455,126	[4],[5],[6]
May 2018 Acquisition
Property, Plant and Equipment [Line Items]
Net income																$ 5,200		$ 4,200
Pipelines
Property, Plant and Equipment [Line Items]
Lease term													25 years
Useful life														40 years
Cumulative capital lease depreciation				$ 25,100										$ 25,100
Strike Force Midstream | Strike Force Midstream Holdings LLC
Property, Plant and Equipment [Line Items]
Membership interest (as a percent)		75.00%
Subsequent Event | EQT Midstream Partners LP | Drop-Down Transactions
Property, Plant and Equipment [Line Items]
Equity interest issued or issuable (in shares) | shares	5,889,282
Cash	$ 1,150,000
Subsequent Event | EQT Midstream Partners LP | Gulfport Energy Corporation
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired	25.00%
Total consideration	$ 175,000
Subsequent Event | Rice Midstream Partners, LP | EQM-RMP Merger
Property, Plant and Equipment [Line Items]
Common share conversion ratio	0.3319
Subsequent Event | Strike Force Midstream | EQT Midstream Partners LP
Property, Plant and Equipment [Line Items]
Membership interest (as a percent)	100.00%
Subsequent Event | Strike Force Midstream | Strike Force Midstream Holdings LLC | Drop-Down Transactions
Property, Plant and Equipment [Line Items]
Membership interest (as a percent)	75.00%

[1]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[2]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[3]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[4]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[5]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[6]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.